Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

Note 6 – Accrued Expenses

Accrued expenses at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31,	December 31,
	2022	2021

Accrued payroll and related liabilities	$1,363,567	$1,263,539
Accrued legal	37,997	37,997
Accrued interest	412	17,494
Deferred revenue and customer deposits	23,532	24,471
Other accrued expenses	58,120	103,221
Accrued expenses	$1,483,628	$1,446,722

Note 6 – Accrued Expenses

Accrued expenses at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020

Accrued payroll and related liabilities	$1,263,539	$1,173,889
Accrued legal	37,997	37,997
Accrued interest	17,494	681
Deferred revenue and customer deposits	24,471	19,530
Other accrued expenses	103,221	76,186
Accrued expenses	$1,446,722	$1,308,283

Accrued payroll and related liabilities at December 31, 2021 and 2020 included approximately $1.1 million and $1.1 million, respectively, of accrued past due payroll taxes, related penalties and interest.